INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF RECONCILIATION OF INCOME TAXES AT THE STATUTORY RATE

The provision for income taxes consists of the following provisions (benefits):

	Years ended December 31,
	2025	2024	2023
Current tax:
Current tax on profits for the year	$18,990	$28,783	32,115
Under provision in prior year	37	800	-
	19,027	29,583	32,115
Deferred income tax:
Increase in deferred tax assets	235,111	2,329,636	-
Increase (Decrease) in deferred tax liabilities	398,591	(4,611,291)	(1,110,801)
	633,702	(2,281,655)	(1,110,801)
Benefit/(Expense) from income taxes	$652,729	$(2,252,072)	(1,078,686)

The reconciliation of income taxes at the statutory rate of Singapore to the effective tax rates for the years ended December 31, 2025, 2024 and 2023 is as follows:

	Year ended December 31,
	2025	2024	2023
Loss from continuing operations before provision for income taxes	$(54,804,596)	$(27,191,894)	(6,208,871)
Tax at the Singapore rate of 17%	(9,316,781)	(4,622,622)	(1,055,508)
Reconciling items:
Permanent differences	7,391,963	297,800	(2,380,272)
Current period net operating losses not recognised as a deferred tax asset	4,255,321	6,187,916	1,600,731
Rate differential – non-Singapore entities	(186,097)	(661,038)	(183,113)
Other deferred tax activity	-	(169,511)	939,476
Utilisation of deferred tax assets	(185,021)	-	-
Others	(1,306,656)	(3,284,617)	-
Benefit/(Expense) from income taxes	$652,729	$(2,252,072)	(1,078,686)

SCHEDULE OF RECONCILIATION OF INCOME TAXES AT THE STATUTORY RATE

The reconciliation of income taxes at the statutory rate of Singapore to the effective tax rates for the years ended December 31, 2025, 2024 and 2023 is as follows:

	Year ended December 31,
	2025	2024	2023
Loss from continuing operations before provision for income taxes	$(54,804,596)	$(27,191,894)	(6,208,871)
Tax at the Singapore rate of 17%	(9,316,781)	(4,622,622)	(1,055,508)
Reconciling items:
Permanent differences	7,391,963	297,800	(2,380,272)
Current period net operating losses not recognised as a deferred tax asset	4,255,321	6,187,916	1,600,731
Rate differential – non-Singapore entities	(186,097)	(661,038)	(183,113)
Other deferred tax activity	-	(169,511)	939,476
Utilisation of deferred tax assets	(185,021)	-	-
Others	(1,306,656)	(3,284,617)	-
Benefit/(Expense) from income taxes	$652,729	$(2,252,072)	(1,078,686)